Commitments and Contingencies - Additional Information (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩) Lawsuits	Dec. 31, 2017 KRW (₩)
Commitments and contingencies [abstract]
Severally liable for reimbursement	₩ 3,480
Number of lawsuits | Lawsuits	172
Litigation settlement claim amount	₩ 169,246	₩ 112,639
Litigation provision	58,776
Collaterally guarantees the debt	₩ 6,000
New town development consortium percentage of ownership interest	2.50%
Contract amount not yet recognized as liabilities	₩ 1,474,009	₩ 622,059